Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	PolyPid Ltd.
Trading Symbol	PYPD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	19,851,833
Amendment Flag	false
Entity Central Index Key	0001611842
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38428
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	18 Hasivim Street
Entity Address, City or Town	Petach Tikva
Entity Address, Postal Zip Code	495376
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Haifa, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	372 Franklin Ave.
Entity Address, City or Town	Nutley
Entity Address, Postal Zip Code	07110
Contact Personnel Name	Dikla Czaczkes Akselbrad
Entity Address, Address Line Two	P.O. Box 558
Entity Address, State or Province	NJ
City Area Code	(908)
Local Phone Number	858-5995